Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The lives used in computing depreciation for significant asset classes are as follow:
Estimated useful lives
Machinery and Equipment	3 years
Vehicles	3 years
The lives used in computing depreciation for significant asset classes are as follow:
Estimated useful lives
Machinery and Equipment	3 years
Vehicles	3 years

Schedule of Net Income Per Share of Common Stock Presented in the Condensed Consolidated Statements of Operations

The net income per share of common stock presented in the condensed consolidated statements of operations is based on the following for the three months ended March 31, 2025 and 2024:

	Three Months Ended March 31,
	2025		2024
	Class A Common Stock	Class B Common Stock	Class A Common Stock	Class B Common Stock
Basic net income per share of common stock
Numerator:
Allocation of net income	$14,878,658	$—	$160,938,834	$20,616,458
Denominator:
Basic weighted average shares outstanding	56,047,662	—	37,155,326	4,759,642
Basic net income per share of common stock	$0.27	$—	$4.33	$4.33
Diluted net income per share of common stock
Numerator:
Allocation of net income	$14,878,658	$—	$161,640,325	$19,914,967
Denominator:
Diluted weighted average shares outstanding	57,111,807	—	38,631,753	4,759,642
Diluted net income per share of common stock	$0.26	$—	$4.18	$4.18

The net income (loss) per share of common stock presented in the consolidated statements of operations is based on the following for the year ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024		2023
	Class A Common Stock	Class B Common Stock	Class A Common Stock	Class B Common Stock
Basic net income (loss) per share of common stock
Numerator:
Allocation of net income (loss)	$198,830,017	$16,865,545	$(9,932,545)	$(1,446,571)
Denominator:
Basic weighted average shares outstanding	47,964,244	4,068,516	32,680,981	4,759,642
Basic net income (loss) per share of common stock	$4.15	$4.15	$(0.30)	$(0.30)

Diluted net income (loss) per share of common stock
Numerator:
Allocation of net income (loss)	$199,301,831	$16,393,731	$(9,932,545)	$(1,446,571)
Denominator:
Diluted weighted average shares outstanding	49,461,753	4,068,516	32,680,981	4,759,642
Diluted net income (loss) per share of common stock	$4.03	$4.03	$(0.30)	$(0.30)